Document and Entity Information Document - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2014	Feb. 17, 2015	Jun. 30, 2014
Entity Information [Line Items]
Entity Registrant Name	VISTEON CORP
Entity Central Index Key	0001111335
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		44,438,803
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 4.3